Earnings Per Share - Summary of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Line Items]
Basic earnings per share (ordinary shares of 25p each), Earnings	£ 37,485	£ 4,648	£ 4,290
Diluted earnings per share, Earnings	£ 37,485	£ 4,648	£ 4,290
Basic earnings per share (ordinary shares of 25p each), Weighted average number of shares	2,044	1,858	1,858
Diluted earnings per share, Weighted average number of shares	2,051	1,865	1,863
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 1,833.9	£ 250.2	£ 230.9
Diluted earnings per share, Earnings per share pence	£ 1,827.6	£ 249.2	£ 230.3
Share Options
Earnings Per Share [Line Items]
Share options, Weighted average number of shares	7	7	5
Share options, Earnings per share pence	£ (6.3)	£ (1.0)	£ (0.6)